INCOME TAXES (Details 1)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Canadian subsidiary company [Member]
U.S. federal statutory rate	26.50%	26.50%
Net operating loss	26.50%	26.50%
Effective tax rate	0.00%	0.00%
U.S. parent company and U.S. subsidiary [Member]
U.S. federal statutory rate	21.00%	21.00%
Net operating loss	(21.00%)	21.00%
Effective tax rate	0.00%	0.00%